Performance Management	Aug. 28, 2025
Steward Covered Call Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Performance One Year or Less [Text]	Class R6 shares of the Fund were opened as of the date of this Prospectus and therefore do not have a full calendar year of performance available.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q2 2020	14.73%
Worst Quarter	Q1 2020	-19.27%
Year-To-Date Return	Q2 2025	3.76%

*	Inception date was December 14, 2017

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Does Reflect Sales Loads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Covered Call Income Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	3.76%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Steward Equity Market Neutral Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q1 2024	7.44%
Worst Quarter	Q1 2023	-4.07%
Year-To-Date Return	Q2 2025	0.98%

*	Inception date was November 15, 2021

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Equity Market Neutral Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	0.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.44%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.07%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Steward Global Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2020	15.72%
Worst Quarter	Q1 2020	-23.93%
Year-To-Date Return	Q2 2025	11.95%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Does Reflect Sales Loads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Global Equity Income Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	11.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Steward Values Enhanced International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2020	17.10%
Worst Quarter	Q1 2020	-26.07%
Year-To-Date Return	Q2 2025	17.84%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Does Reflect Sales Loads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Values Enhanced International Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	17.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Steward Large Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively.
Performance One Year or Less [Text]	Class R6 shares of the Fund were opened on April 24, 2024 and therefore do not have a full calendar year of performance available.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2023	12.87%
Worst Quarter	Q2 2022	-15.96%
Year-To-Date Return	Q2 2025	3.17%

*	Inception date was November 15, 2021

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ)
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Large Cap Core Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	3.17%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.87%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Steward Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a two measures of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2023	14.25%
Worst Quarter	Q2 2022	-17.96%
Year-To-Date Return	Q2 2025	4.38%

*	Inception date was November 15, 2021

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Large Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	4.38%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Steward Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2022	14.89%
Worst Quarter	Q2 2022	-13.26%
Year-To-Date Return	Q2 2025	4.77%

*	Inception date was November 15, 2021

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Large Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	4.77%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.89%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.26%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Steward Select Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2023	5.05%
Worst Quarter	Q1 2022	-5.55%
Year-To-Date Return	Q2 2025	4.12%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Does Reflect Sales Loads	Performance information for Class A reflects a deduction of the current maximum sales charge of 3.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Select Bond Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	4.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Steward Values Enhanced Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Prior to October 29, 2021, the Fund had a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q2 2020	21.91%
Worst Quarter	Q1 2020	-24.87%
Year-To-Date Return	Q2 2025	6.63%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

Performance Table Does Reflect Sales Loads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Values Enhanced Large Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	6.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Steward Values Enhanced Small-Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Prior to October 29, 2021, the Fund had a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Bar Chart [Heading]	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]
Best Quarter	Q4 2020	27.04%
Worst Quarter	Q1 2020	-34.19%
Year-To-Date Return	Q2 2025	-2.18%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Narrative

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Performance Table Does Reflect Sales Loads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Availability Website Address [Text]	www.stewardfunds.com
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date Return
Bar Chart, Year to Date Return	(2.18%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020